Debt	9 Months Ended
Sep. 30, 2025
Debt [Abstract]
Debt
Note 6. Debt

a) The Company’s short- and long-term debt consists of the following:

As of September 30, 2025				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars

	Fixed-rate Senior notes (i)	5.130%	2028	Ps.	3,757,530
	Fixed-rate Senior notes (i)	6.380%	2028		4,241,014
	Fixed-rate Senior notes (i)	4.380%	2029		2,178,514
	Fixed-rate Senior notes (i)	3.625%	2029		18,382,500
	Fixed-rate Senior notes (i)	2.875%	2030		18,382,500
	Fixed-rate Senior notes (i)	4.700%	2032		13,786,875
	Fixed-rate Senior notes (i)	5.000%	2033		9,191,250
	Fixed-rate Senior notes (i)	6.375%	2035		18,039,299
	Fixed-rate Senior notes (i)	6.125%	2037		6,787,279
	Fixed-rate Senior notes (i)	6.125%	2040		36,682,463
	Fixed-rate Senior notes (i)	4.375%	2042		21,139,875
	Fixed-rate Senior notes (i)	4.375%	2049		22,978,125
	Subtotal U.S. dollars			Ps.	175,547,224
Mexican pesos
	Commercial Paper (ii)	7.770% - 9.290%	2025 - 2026	Ps.	8,070,552
	Domestic Senior notes (i)	TIIE + 0.300%	2025		409,418
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	10.125%	2029		22,500,000
	Fixed-rate Senior notes (i)	9.500%	2031		22,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	10.300%	2034		22,396,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,996,435
	Domestic Senior notes (i)	4.840%	2037		11,340,305
	Subtotal Mexican pesos			Ps.	125,279,662
Euros
	Commercial Paper (ii)	2.130% - 2.380%	2025	Ps.	23,640,748
	Fixed-rate Senior notes (i)	1.500%	2026		16,177,519
	Fixed-rate Senior notes (i)	0.750%	2027		16,303,380
	Fixed-rate Senior notes (i)	2.125%	2028		12,864,579
	Fixed-rate Senior notes (i)	5.250%	2028		10,785,010
	Floating-rate Senior notes (i)	Euribor 3M + 1.050%	2028		3,882,605
	Fixed-rate Senior notes (i)	3.000%	2030		14,020,517
	Subtotal euros			Ps.	97,674,358
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,358,555
	Fixed-rate Senior notes (i)	5.750%	2030		16,066,121
	Fixed-rate Senior notes (i)	4.948%	2033		7,415,133
	Fixed-rate Senior notes (i)	4.375%	2041		18,537,832
	Subtotal Pound Sterling			Ps.	54,377,641
Brazilian reais
	Debentures (i)	CDI + 1.35%	2026	Ps.	5,184,400
	Debentures (i)	CDI + 1.20%	2027		10,368,800
	Debentures (i)	CDI + 0.55%	2028		5,184,400
	Debentures (i)	IPCA + 5.7687%	2029		8,640,667
	Subtotal Brazilian reais			Ps.	29,378,267
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,615,771
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,771,054
	Subtotal other currencies			Ps.	5,386,825
Lines of Credit and others
Euros
	Lines of credit (iii)	Euribor 1M + 0.350%	2025	Ps.	1,186,351
Mexican pesos
	Lines of credit (iii)	TIIE + 0.310% - 0.800% & TIIE Fondeo + 0.300% - 0.530%	2025		10,360,000
Peruvian Soles
	Lines of credit (iii)	4.740% - 5.080%	2025 - 2026		24,377,437
Colombian pesos
	Lines of credit (iii)	IBR 1M + 0.890% - IBR 1M + 1.420% & IBR 3M + 0.850% - IBR 3M + 0.960%	2025 - 2027		16,633,018
Chilean pesos
	Lines of credit (iii)	TAB 180 + 0.600% - 0.750% & TAB 360 + 0.850% & 0.595% - 6.620%	2025 - 2026		9,590,744
	Financial leases	8.270% - 8.970%	2027		15,780
Dominican pesos
	Lines of credit (iii)	10.900% - 13.250%	2025 - 2026		368,821

	Subtotal Lines of Credit and others			Ps.	62,532,151
	Total debt			Ps.	550,176,128
	Less: Short-term debt and current portion of long-term debt			Ps.	87,072,990
	Long-term debt			Ps.	463,103,138

As of December 31, 2024				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	5.125%	2028	Ps.	4,143,002
	Fixed-rate Senior notes (i)	6.375%	2028		4,676,086
	Fixed-rate Senior notes (i)	4.375%	2029		2,402,000
	Fixed-rate Senior notes (i)	3.625%	2029		20,268,300
	Fixed-rate Senior notes (i)	2.875%	2030		20,268,300
	Fixed-rate Senior notes (i)	4.700%	2032		15,201,225
	Fixed-rate Senior notes (i)	6.375%	2035		19,889,891
	Fixed-rate Senior notes (i)	6.125%	2037		7,483,563
	Fixed-rate Senior notes (i)	6.125%	2040		40,445,595
	Fixed-rate Senior notes (i)	4.375%	2042		23,308,545
	Fixed-rate Senior notes (i)	4.375%	2049		25,335,375
	Subtotal U.S. dollars			Ps.	183,421,882
Mexican pesos
	Commercial Paper (ii)	10.420% - 11.530%	2025	Ps.	6,500,597
	Domestic Senior notes (i)	0.000%	2025		6,201,365
	Domestic Senior notes (i)	TIIE + 0.050%	2025		3,000,000
	Domestic Senior notes (i)	TIIE + 0.300%	2025		409,418
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	10.125%	2029		17,500,000
	Fixed-rate Senior notes (i)	9.500%	2031		17,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	10.300%	2034		20,000,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		11,062,112
	Subtotal Mexican pesos			Ps.	120,204,796
Euros
	Commercial Paper (ii)	2.87% - 3.84%	2025	Ps.	26,158,406
	Fixed-rate Senior notes (i)	1.500%	2026		15,745,429
	Fixed-rate Senior notes (i)	0.750%	2027		15,867,928
	Fixed-rate Senior notes (i)	2.125%	2028		12,520,975
	Fixed-rate Senior notes (i)	5.250%	2028		10,496,953
	Floating-rate Senior notes (i)	Euribor 3M + 1.050%	2028		3,778,901
	Subtotal euros			Ps.	84,568,592
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,687,956
	Fixed-rate Senior notes (i)	5.750%	2030		16,494,343
	Fixed-rate Senior notes (i)	4.948%	2033		7,612,773
	Fixed-rate Senior notes (i)	4.375%	2041		19,031,934
	Subtotal Pound Sterling			Ps.	55,827,006
Brazilian reais
	Debentures (i)	CDI + 1.37%	2025	Ps.	4,909,719
	Debentures (i)	CDI + 1.35%	2026		4,909,719
	Debentures (i)	CDI + 1.20%	2027		9,819,437
	Debentures (i)	CDI + 0.55%	2028		4,909,719
	Debentures (i)	IPCA + 5.7687%	2029		8,182,864
	Subtotal Brazilian reais			Ps.	32,731,458
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,674,427
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,907,036
	Subtotal other currencies			Ps.	5,581,463
Lines of Credit and others
Euros
	Lines of credit (iii)	Euribor 3M + 1.300%	2028	Ps.	6,088,232
Mexican pesos
	Lines of credit (iii)	TIIE + 0.400% - 0.790%	2025		10,380,000
U.S. dollars
	Lines of credit (iii)	SOFR 1M + 0.400% - 0.550% & 6.750%	2025 - 2029		23,511,228
Peruvian Soles
	Lines of credit (iii)	5.080% - 6.150%	2025		21,298,150
Colombian pesos
	Lines of credit (iii)	IBR 1M + 0.560% - 2.550% & IBR 3M + 0.560%	2025 - 2026		17,008,428
Chilean pesos
	Lines of credit (iii)	TAB 30 + 3.35% & TAB 180 + 0.600% - 0.750%	2025 - 2026		6,526,415
	Financial leases	8.270% - 8.970%	2027		22,052
Dominican pesos
	Lines of credit (iii)	10.900% - 13.250%	2025 - 2026		415,929

	Subtotal Lines of Credit and others			Ps.	85,250,434
	Total debt			Ps.	567,585,631
	Less: Short-term debt and current portion of long-term debt			Ps.	104,210,738
	Long-term debt			Ps.	463,374,893

EURIBOR = Euro Interbank Offered Rate
TIIE = Mexican Interbank Rate
CDI = Brazil Interbank Deposit Rate
TAB = Chilean weighted average funding rate
IBR = Colombia Reference Bank Indicator
IPCA = Brazil consumer price index
SOFR = Secured Overnight Financing Rate

Interest rates on the Company’s debt are subject to fluctuations in international and local rates. The Company’s weighted average cost of borrowed funds as of September 30, 2025 and December 31, 2024 was approximately 6.18% and 6.14%, respectively.

Such rates do not include commissions or the reimbursements for Mexican tax withholdings (typically at a tax rate of 4.9%) that the Company must pay to international lenders.

An analysis of the Company’s short-term debt maturities as of September 30, 2025 and December 31, 2024, is as follows:

	2025		2024
Senior Notes	Ps.	37,305,118	Ps.	47,179,504
Lines of credit		49,759,962		57,023,548
Financial leases		7,910		7,686
Subtotal short term debt	Ps.	87,072,990	Ps.	104,210,738
Weighted average interest rate		5.97%		6.42%

The Company’s long-term debt maturities are as follows:

Years	Amount
2026	Ps.	28,713,788
2027		39,258,745
2028		51,731,226
2029		51,701,680
2030		48,469,138
2031 and thereafter		243,228,561
Total	Ps.	463,103,138

(i) Senior Notes

The outstanding Senior Notes as of September 30, 2025 and December 31, 2024, were as follows:

Currency*	2025		2024
U.S. dollars	Ps.	175,547,224	Ps.	183,421,882
Mexican pesos		125,279,662		120,204,796
Euros		97,674,358		84,568,592
Pound sterling		54,377,641		55,827,006
Brazilian reais		29,378,267		32,731,458
Japanese yens		1,615,771		1,674,427
Chilean pesos		3,771,054		3,907,036

*Thousands of Mexican pesos.
*Includes secured and unsecured senior notes.

On July 8, 2025, under our Mexican Global Note program, the Company reopened its Global Peso Notes for a total amount of Ps. 15,500 million.

On September 30, 2025, the Company issued EUR 650,000,000 senior notes with a coupon of 3.000% maturing in September 2030.

(ii) Commercial Paper

In August 2020, we established a Euro-Commercial Paper program for a total amount of €2,000 million. As of September 30, 2025, debt under this program amounted to an aggregate of Ps. 23,641 million.

Additionally, under our Mexican Domestic Senior Notes program, we had an aggregate amount of Ps. 8,071 million in Commercial Paper denominaed in Mexican pesos outstanding as of September 30, 2025.

(iii) Lines of credit

As of September 30, 2025, and December 31, 2024, debt under lines of credit amounted to an aggregate of Ps. 62,516 million and Ps. 85,228 million, respectively. As of September 30, 2025, Ps. 1,186 million of the foregoing amount corresponded to Telekom Austria.

The Company has two revolving syndicated credit facilities, one for the Euro equivalent of U.S. $1,500 million and the other for U.S. $2,500 million, which mature in 2026 and 2029, respectively. As long as the facilities are committed, a commitment fee is paid. As of September 30, 2025, these credit facilities were undrawn. Telekom Austria has an undrawn revolving syndicated credit facility for €1,000 million that matures in 2026.

Restrictions

A portion of the Company's debt is subject to certain restrictions with respect to maintaining certain financial ratios, as well as restrictions on selling a significant portion of groups of assets, among others. As of September 30, 2025, the Company was in compliance with all these requirements.

A portion of the Company's debt is also subject to early maturity or repurchase at the option of the holders in the event of a change in control of the Company, as defined in each instrument. The definition of change in control varies from instrument to instrument; however, no change in control shall be considered to have occurred as long as its current shareholders continue to hold the majority of the Company’s voting shares.

Covenants

In conformity with its credit agreements, the Company is obliged to comply with certain financial and operating commitments. Such covenants limit in certain cases, the ability of the Company or the guarantor to: pledge assets, carry out certain types of mergers, sell all or substantially all of its assets, and sell control of Telcel.

Such covenants do not restrict the ability of AMX’s subsidiaries to pay dividends or other payment distributions to AMX. The more restrictive financial covenants require the Company to maintain a consolidated ratio of debt to EBITDA (defined as operating income plus depreciation and amortization) that does not exceed 4 to 1, and a consolidated ratio of EBITDA to interest paid that is not below 2.5 to 1 (in accordance with the clauses included in the credit agreements).

Several of the financing instruments of the Company may be accelerated at the option of the debt holder in the case that a change in control occurs.

As of September 30, 2025, the Company was in compliance with all of the covenants in its debt instruments.

Non-cash consideration

On March 2, 2024, the Company’s € 2.1 billion (Ps. 37.9 billion) bond exchangeable into Koninklijke KPN N.V. (hereinafter, "KPN") shares matured. Prior to maturity, the Company received notification from all bondholders exercising their right to call the KPN shares at the strike price of € 3.1185. The Company delivered its KPN shares to the shareholders and has ceased to have an equity investment in KPN. The non-cash related to the derecognition of exchangeable bonds through the conversion of KPN shares amounted to Ps. 34,569,415.